Income Taxes - Components of Net Deferred Income Tax Assets and (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred current income tax assets:
Unrealized hedging transactions	$ 109	$ 37
Accrued liabilities		5
Other	342	(42)
Deferred current income tax assets:	451
Deferred current income tax liabilities:
Unrealized hedging transactions	(52,328)
Other	(52)	(382)
Deferred current income tax liabilities:	(52,380)	(382)
Deferred noncurrent income tax assets:
Net operating loss carryforward	28,043	2,350
Asset retirement obligation	5,757	971
Other	3,224	1
Net deferred tax valuation allowance	(2,634)	(2,896)
Deferred noncurrent income tax assets:	34,390	426
Deferred noncurrent income tax liabilities:
Property, plant and equipment	(80,198)	(3,318)
Unrealized hedging transactions	(48,929)	(275)
Other	(280)	61
Deferred noncurrent income tax liabilities:	(129,407)	(3,532)
Net current deferred income tax assets (liabilities)	(51,929)	(382)
Net noncurrent deferred income tax assets (liabilities)	$ (95,017)	$ (3,106)